RIGHT-OF-USE ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Schedule of Right-of-Use Assets

Description	Weighted average rate (p.a.)	December 31, 2025	Additions	Write-offs	Modifications	Transfer	June 30, 2026 (Unaudited)

Cost
Aircraft, engines and simulators		16,871,616	1,082,803	(1,137,606)	(27,344)	29,352	16,818,821
Maintenance		2,966,123	548,829	(353,482)	—	—	3,161,470
Restorations		911,522	61,215	(168,000)	21,624	—	826,361
Others (a)		385,757	30,951	(4,495)	756	—	412,969

		21,135,018	1,723,798	(1,663,583)	(4,964)	29,352	21,219,621

Depreciation
Aircraft, engines and simulators	9%	(9,023,486)	(754,249)	628,580	—	—	(9,149,155)
Maintenance	19%	(1,230,207)	(283,529)	60,982	—	—	(1,452,754)
Restorations	22%	(560,763)	(102,347)	127,374	—	—	(535,736)
Others (a)	21%	(195,538)	(40,832)	446	—	—	(235,924)

		(11,009,994)	(1,180,957)	817,382	—	—	(11,373,569)

Right-of-use assets, net		10,125,024	542,841	(846,201)	(4,964)	29,352	9,846,052
(a)Primarily comprises equipment and area concession areas.